As filed with the Securities and Exchange Commission on February 19, 2016

1933 Act Registration No. 033-44909

1940 Act Registration No. 811-06520

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds I certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich and State of Connecticut, on the 19th day of February, 2016.

AMG FUNDS I

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	February 19, 2016
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	February 19, 2016
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	February 19, 2016
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	February 19, 2016
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	February 19, 2016
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	February 19, 2016
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	February 19, 2016
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	February 19, 2016
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	February 19, 2016
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	February 19, 2016
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	February 19, 2016
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	February 19, 2016
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-44909 and 811-06520 (filed December 3, 2015)
Date: February 19, 2016

AMG Funds I

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase